Note 4 - Personnel Expenses, Including Share-based Compensation	12 Months Ended
Dec. 31, 2025
Classes of employee benefits expense [abstract]
Personnel Expenses, Including Share-based Compensation

Note 4 — Personnel Expenses, Including Share-based Compensation

Accounting Policies

Cash-Based Compensation

Cash-based employee compensation is recognized when personnel render services and is measured at the undiscounted amount expected to be paid. Personnel expenses include wages, salaries, bonuses, and related costs for our direct employees, as well as costs for contractors and temporary personnel who provide services under our direction and serve in a capacity similar to that of regular employees.

Contributions to defined contribution pension plans are recognized as an expense when incurred. Opera has no further obligations once the contributions have been paid.

Share-Based Compensation

The cost of equity-settled awards is determined by the fair value at the date when the grant is made using an appropriate valuation technique. Service and non-market performance conditions are not reflected in the grant-date fair value but are considered in estimating the number of awards expected to vest. The cost is recognized as share-based compensation expense, with a corresponding increase in equity, over the period in which the service and, where applicable, the performance conditions are fulfilled (the “vesting period”). The cumulative expense recognized at each reporting date until the vesting date reflects the extent to which the vesting period has expired and the estimated number of equity instruments that will ultimately vest, such that the amount ultimately recognized is based on the number of awards that meet the service and performance conditions at the vesting date.

Social security contributions payable in connection with equity awards are recognized as a liability over the vesting period based on the fair values of the awards at the reporting date, taking into account awards that are expected to be exercised. The related expense is allocated over the period from the grant date to the end of the vesting period and is presented as part of the share-based compensation expense. From the end of the vesting period to the date of exercise, the liability is adjusted by reference to the market value of the equity instruments ultimately delivered.

Research and Development

Research and development expenditure predominantly comprise compensation costs for engineering and technical personnel. Costs incurred in the research phase are expensed as incurred. Development costs are capitalized as intangible assets when the criteria in IAS 38 are met. These include demonstrating the technical feasibility of completing the asset, the intention and ability to complete and use or sell the asset, the existence of probable future economic benefits, the availability of adequate technical, financial or other resources, and the ability to reliably measure the costs attributable to the asset.

Capitalized development costs primarily relate to the development of new products, new features and significant enhancements to core platform functionality. Costs associated with maintenance activities, including bug fixes, regulatory updates and routine product improvements, are expensed as incurred.

The assessment of whether and when the capitalization criteria are met requires judgment and is based on management’s evaluation of the technical and commercial feasibility of the underlying projects.

Personnel Expenses Excluding Share-Based Compensation

The table below presents the amounts of personnel expenses, excluding share-based compensation (in thousands):

	Year Ended December 31,
	2023	2024	2025
Salaries, including bonuses	$(41,890)	$(40,890)	$(44,986)
Social security contributions	(5,825)	(6,519)	(7,239)
Contractors and temporary personnel	(11,796)	(15,568)	(19,296)
Defined contribution pension expense	(3,814)	(4,135)	(4,346)
Other personnel-related expenses	(2,476)	(2,827)	(3,128)
Total personnel expenses excluding share-based compensation	$(65,801)	$(69,940)	$(78,994)

Share-Based Compensation

Opera maintains a share incentive plan to attract, retain and incentivize employees and align their interests with those of shareholders. The plan provides for the grant of restricted share units (“RSUs”) and options. Each vested RSU entitles the holder to receive one ADS, subject to adjustments for cash dividends, and each vested option entitles the holder to purchase one ADS at an exercise price determined at grant and adjusted by dividends. In addition, certain Opera employees participate in a share incentive plan administered by Kunlun Tech Co., Ltd. (“Kunlun”), Opera’s majority shareholder. Under Kunlun’s plan, employees receive options issued by Kunlun as compensation for services provided to Opera. Each vested option entitles the holder to purchase one share in Kunlun at an exercise price determined at grant. In these consolidated financial statements, the awards granted by Kunlun are described as RSUs to align with their classification under Chinese securities regulations.

Equity awards granted under both Opera’s and Kunlun’s share incentive plans are classified as equity-settled transactions. Opera has no obligation to settle awards granted under Kunlun’s plan and such awards do not result in dilution of Opera’s shareholders.

The table below presents the amounts of share-based compensation expenses (in thousands):

	Year Ended December 31,
	2023	2024	2025
Cost of Opera-granted awards	$(8,488)	$(5,758)	$(27,282)
Cost of parent-granted awards	(6,450)	(2,872)	(2,797)
Total cost of equity awards	(14,938)	(8,631)	(30,079)
Social security contributions for Opera-granted awards	(2,012)	(1,087)	(1,194)
Total share-based compensation expenses	$(16,950)	$(9,718)	$(31,273)

The following table shows the movements in the number of RSUs and options:

	Opera: RSUs		Opera: Options		Kunlun: RSUs
	Number of RSUs	Weighted Average Grant Date Fair Value	Number of Options	Weighted Average Grant Date Fair Value	Number of RSUs	Weighted Average Grant Date Fair Value
Outstanding as of January 1, 2024	1,918,473	$8.67	40,000	$5.62	6,292,500	$1.86
Regular awards granted	390,000	$12.58	—	$—	1,610,824	$3.22
Dividend adjustment awards granted	89,946	$—	—	$—	—	$—
Forfeited	(19,295)	$8.84	—	$—	—	$—
Exercised	(961,870)	$8.16	—	$—	(2,199,000)	$1.72
Outstanding as of December 31, 2024	1,417,254	$9.54	40,000	$5.62	5,704,324	$2.23
Regular awards granted	1,944,950	$19.51	—	$—	4,152,421	$1.96
Dividend adjustment awards granted	112,262	$—	—	$—	—	$—
Forfeited	(118,959)	$18.26	—	$—	(1,672,740)	$2.03
Exercised	(1,167,902)	$10.49	—	$—	(1,241,575)	$2.13
Outstanding as of December 31, 2025	2,187,605	$16.94	40,000	$5.62	6,942,430	$2.22

Dividend adjustment awards represent increases in the number of unexercised RSUs based on the yield of dividends paid. These awards are designed to preserve the economic value of the original awards and therefore have no incremental value when considered together with the original regular awards.

As of December 31, 2025, the weighted average remaining vesting period for RSUs and options outstanding under Opera’s share incentive plan was 0.56 years (2024: 0.44 years), whereas the weighted average remaining vesting period for RSUs outstanding under Kunlun’s share incentive plan was 0.96 years (2024: 0.79 years).

The fair value of RSUs granted by Opera was determined using a Monte Carlo simulation, whereas the fair value of options granted by Opera and RSUs granted by Kunlun were determined using the Black-Scholes model. These valuation techniques require the identification of appropriate inputs, including fair value of the underlying equity instruments at the grant date, expected life of the grant and volatility. Set forth in the table below are the weighted average values for inputs used in the valuation techniques:

	Opera		Kunlun
	2024 RSU Grants	2025 RSU Grants	2024 RSU Grants	2025 RSU Grants
Fair value of underlying share at grant date	$12.61	$19.55	$5.78	$4.43
Expected volatility	63.0%	59.3%	23.5%	34.5%
Risk-free rate	4.3%	4.2%	2.1%	2.1%
Duration of initial simulation period (years to longstop date)	2.39	1.50	N/A	N/A
Duration of second simulation period with postponed exercise (years)	3.00	3.00	N/A	N/A
Exercise price	$—	$—	$2.69	$2.69

The expected volatility was computed based on the annualized standard deviation on the continuously compounded rates of return for the historical prices of Opera’s and Kunlun’s shares, and with regard to RSUs granted by Kunlun, certain similar companies, over a period equal to the expected lifetime of the equity awards.

Based on the inputs above, the weighted average fair value at the grant dates of regular RSUs was $12.58 in 2024 and $19.51 in 2025, whereas the weighted average fair value at the grant dates of RSUs granted by Kunlun was $3.22 in 2024 and $1.96 in 2025.

Compensation to Key Management Personnel

The table below presents the amounts of expensed compensation to the directors and executive officers of the Company, including the grant-date fair value of vested equity awards (in thousands):

	Year Ended December 31,
	2023	2024	2025
Short-term employee benefits	$(2,495)	$(2,064)	$(3,871)
Post-employment and medical benefits	(72)	(116)	—
Share-based compensation	(1,693)	(3,571)	(3,835)
Total compensation to key management personnel	$(4,260)	$(5,751)	$(7,706)

No loans or guarantees have been provided to key management personnel. Key management personnel do not have contractual arrangements for compensation upon termination of employment or directorship.

Research and Development Personnel Costs

The following table presents the amounts of compensation to employees engaged in research and development activities (in thousands):

	Year Ended December 31,
	2023	2024	2025
R&D personnel costs expensed	$(41,511)	$(46,673)	$(49,335)
Capitalized development costs (Note 10)	(4,587)	(7,705)	(10,173)
Total R&D personnel costs	$(46,098)	$(54,378)	$(59,508)